Angel Oak Mortgage Trust I 2019-3 ABS-15G

Exhibit 99.7

Client Name:
Client Project Name:	AOMT 2019-3
Start - End Dates:	1/4/2019 - 4/26/2019
Deal Loan Count:	472

Conditions Report 2.0

Loans with Conditions:	464

663 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Value
662 - Non-Material Conditions
52 - Credit Review Scope
3 - Category: Assets
25 - Category: Credit/Mtg History
2 - Category: DTI
6 - Category: Income/Employment
3 - Category: LTV/CLTV
13 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
4 - Category: FEMA
606 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
4 - Category: Compliance Manual
2 - Category: Documentation
8 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
5 - Category: Repayment Ability
228 - Category: RESPA
10 - Category: State Consumer Protection
2 - Category: State Late Charges
2 - Category: State Prepayment Penalty
23 - Category: State Rate Spread
5 - Category: Texas Home Equity
2 - Category: TILA
312 - Category: TILA/RESPA Integrated Disclosure
745 - Total Satisfied Conditions

78 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Application
9 - Category: Assets
14 - Category: Credit/Mtg History
6 - Category: DTI
18 - Category: Income/Employment
6 - Category: Insurance
6 - Category: Legal Documents
8 - Category: Terms/Guidelines
1 - Category: Title
426 - Property Valuations Review Scope
422 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
1 - Category: Re-Verifications
1 - Category: Value
241 - Compliance Review Scope
17 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Compliance Manual
13 - Category: Documentation
3 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
40 - Category: RESPA
6 - Category: Right of Rescission
2 - Category: Section 32
1 - Category: State High Cost
1 - Category: State Prepayment Penalty
11 - Category: Texas Home Equity
142 - Category: TILA/RESPA Integrated Disclosure
83 - Total Waived Conditions

79 - Credit Review Scope
1 - Category: Application
16 - Category: Assets
30 - Category: Credit/Mtg History
2 - Category: DTI
5 - Category: Income/Employment
13 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
2 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Texas Home Equity

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